VK-SCV-STATSUP-1

Statutory Prospectus Supplement dated December 19, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco Small Cap Value Fund

The Fund will open to all investors effective as of the open of business on January 11, 2019.

The following sentence is deleted on the front cover of the Prospectus:

“As of the close of business on February 14, 2011, the Fund limited public sales of its shares to certain investors.”

The information appearing under the heading “Other Information – Limited Fund Offering” is deleted in its entirety.

VK-SCV-STATSUP-1

ASEF-STATSUP-1

Statutory Prospectus Supplement dated December 19, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R6 shares of the Fund listed below:

Invesco Small Cap Value Fund

The Fund will open to all investors effective as of the open of business on January 11, 2019.

The following sentence is deleted on the front cover of the Prospectus:

“As of the close of business on February 14, 2011, Invesco Small Cap Value Fund limited public sales of its shares to certain investors. Invesco Small Cap Value Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.”

The information appearing under the heading “Other Information – Limited Fund Offering (Invesco Small Cap Value Fund)” is deleted in its entirety.

ASEF-STATSUP-1